Report of Independent Registered Public Accounting Firm

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the funds listed in Appendix A

In planning and performing our audit of the financial statements of the funds listed in Appendix A (eighteen of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Fund”) as of and for the periods indicated in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Fund's internal control over financial reporting.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of September 30, 2022.

This report is intended solely for the information and use of the Board of Trustees of VanEck ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

New York, New York

November 21, 2022

Appendix A

VanEck Biotech ETF

VanEck Digital Transformation ETF

VanEck Durable High Dividend ETF

VanEck Energy Income ETF

VanEck Environmental Services ETF

VanEck Gaming ETF

VanEck Inflation Allocation ETF

VanEck Long/Flat Trend ETF

VanEck Morningstar Global Wide Moat ETF

VanEck Morningstar International Moat ETF

VanEck Morningstar Wide Moat ETF

VanEck Pharmaceutical ETF

VanEck Retail ETF

VanEck Semiconductor ETF

VanEck Social Sentiment ETF

VanEck Video Gaming and eSports ETF

For the year ended September 30, 2022
VanEck Digital Assets Mining ETF	For the period March 8, 2022 (commencement of operations) through September 30, 2022
VanEck Morningstar ESG Moat ETF	For the period October 6, 2021 (commencement of operations) through September 30, 2022

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